Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Disclosures
Summary of arm’s length transactions with related parties

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2024	2025	2026
Group Companies of entities having significant influence
Entities having significant influence
Loan taken	-	-	-
Loan repaid	821,900	-	-
Interest cost	42,712	-	-
Bank charges	-	-	-
Joint venture company
Recovery of expenses	594	-	-
Loan given	6,300	-	-
Interest income	460	-	-

Schedule of key management compensation

Compensation of key management personnel of the Group

	2024	2025	2026

Short-term employee benefits	49,436	51,606	57,906
Contributions to defined contribution plans	691	721	70
Bonus	-	58,551	18,060
Directors Sitting fee’s	14,237	15,100	14,143
Share based payment	181,294	95,563	11,794
Total compensation paid to key management personnel	245,658	221,541	101,973